Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (69,829)	[1]	$ 84,623	[1]	$ 48,371
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		(3,182)	[1]	6,705	[1]	(24,935)
Interest credited to policyholders' account balances		47,578		43,004		44,096
Realized investment (gains) losses, net		(13,835)	[2]	(515)	[1]	(1,871)
Change in value of market risk benefits, net of related hedging (gains) losses		142,046	[1]	(39,670)	[1]	0
Change in:
Future policy benefits		422,975	[1]	315,782	[1]	289,417
Reinsurance recoverables		(365,401)	[1]	(116,031)	[1]	(272,450)
Accrued investment income		(2,683)		(1,291)		(1,709)
Net payables to/receivables from parent and affiliates		3,073		(4,223)		(8,567)
Deferred policy acquisition costs		(43,130)	[1]	(64,526)	[1]	(58,425)
Income taxes		(8,362)	[1]	4,550	[1]	(8,215)
Derivatives, net		4,514		25,229		5,305
Other, net	[3]	(102,980)	[1]	(123,099)	[1]	(9,467)
Cash flows from (used in) operating activities		10,784		130,538		1,550
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale		101,647		101,100		60,422
Fixed maturities, trading		6,251		580		0
Equity securities		45		0		3,591
Policy loans		28,786		28,007		26,439
Ceded policy loans		(1,687)		(1,827)		(1,434)
Short-term investments		9,997		32		0
Commercial mortgage and other loans		18,108		21,360		14,559
Other invested assets		3,014		6,414		1,908
Payments for the purchase/origination of:
Fixed maturities, available-for-sale		(335,123)		(226,125)		(181,796)
Fixed maturities, trading		0		(19,724)		(3,497)
Equity securities		(182)		0		(2)
Policy loans		(21,782)		(17,769)		(19,774)
Ceded policy loans		2,033		1,770		3,602
Short-term investments		(7,000)		(9,997)		0
Commercial mortgage and other loans		(51,654)		(3,912)		(3,978)
Other invested assets		(16,508)		(23,513)		(11,046)
Notes receivable from parent and affiliates, net		(36)		(33)		(1,391)
Derivatives, net		3,806		1,301		505
Other, net		4,053		(785)		149
Cash flows from (used in) investing activities		(256,232)		(143,121)		(108,961)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits		496,074		559,970		529,874
Ceded policyholders’ account deposits		(313,962)		(331,276)		(347,786)
Policyholders’ account withdrawals		(384,210)		(514,729)		(327,130)
Ceded policyholders’ account withdrawals		240,291		248,163		248,680
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities		0		(2,725)		244
Contributed capital		325,400		100,000		0
Contributed (distributed) capital - parent/child asset transfers		(1,759)		85		(165)
Net change in financing arrangements (maturities 90 days or less)		0		0		(89)
Drafts outstanding		5,501		(1,804)		9,111
Other, net		(2,436)		22,688		7,275
Cash flows from (used in) financing activities		364,899		80,372		120,014
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		119,451		67,789		12,603
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		136,316		68,527		55,924
CASH AND CASH EQUIVALENTS, END OF YEAR		255,767		136,316		68,527
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)		(22,412)		(6,543)		(1,880)
Interest paid		$ 0		$ 18		$ 18

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Prior periods have been reclassified to conform to the current period presentation.